Owners' Capital/Partners' Equity - Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Balance as of beginning of the year	[1]	$ 1,252,793	$ 1,126,309		$ 966,928
IFRS 16 adjustment (as restated)	[2]	192
Balance at January 1, 2019 (as restated)	[1],[2]	1,252,985
Capital contributions					12,000
Profit attributable to GasLog's operations (Note 20)		2,650	25,449		53,981
Total comprehensive income attributable to GasLog's operations		2,650	25,449		53,981
Balance as of end of the year		965,971	1,252,793	[1]	1,126,309	[1]
Total Owners' Capital
Balance as of beginning of the year	[1]	73,134	216,155		324,559
IFRS 16 adjustment (as restated)	[2]	15
Balance at January 1, 2019 (as restated)	[1],[2]	73,149
Capital contributions					12,000
Profit attributable to GasLog's operations (Note 20)		2,650	25,449		53,981
Total comprehensive income attributable to GasLog's operations		2,650	25,449		53,981
Net contribution to the Partnership		(75,799)	(168,470)		(174,385)
Balance as of end of the year	[1]		73,134		216,155
Share capital
Balance as of beginning of the year		12	36		72
Balance at January 1, 2019 (as restated)		12
Net contribution to the Partnership		(12)	(24)		(36)
Balance as of end of the year			12		36
Contributed surplus
Balance as of beginning of the year		40,588	165,537		291,354
Balance at January 1, 2019 (as restated)		40,588
Capital contributions					12,000
Net contribution to the Partnership		(40,588)	(124,949)		(137,817)
Balance as of end of the year			40,588		165,537
Retained earnings
Balance as of beginning of the year		32,534	50,582		33,133
IFRS 16 adjustment (as restated)		15
Balance at January 1, 2019 (as restated)		32,549
Profit attributable to GasLog's operations (Note 20)		2,650	25,449		53,981
Total comprehensive income attributable to GasLog's operations		2,650	25,449		53,981
Net contribution to the Partnership		$ (35,199)	(43,497)		(36,532)
Balance as of end of the year			$ 32,534		$ 50,582

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).
[2]	Restated so as to reflect an adjustment introduced due to the adoption of International Financial Reporting Standard (“IFRS”) 16 Leases on January 1, 2019 (Note 2).